Segment information - Net premiums written by client location and underwriting location by reportable segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	$ 1,502.6	$ 1,357.1	$ 1,090.2
Client location: United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	922.3	794.7	563.1
Client location: Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	268.9	276.5	262.3
Client location: Canada, the Caribbean, Bermuda and Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	102.5	103.6	111.4
Client location: Asia and Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	208.9	182.3	153.4
Underwriting location: United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	249.3	180.1	150.5
Underwriting location: Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	748.8	692.1	583.3
Underwriting location: Canada, the Caribbean, Bermuda and Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	450.9	433.8	315.5
Underwriting location: Asia and Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	53.6	51.1	40.9
Global Reinsurance
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	987.9	934.6	749.2
Global Reinsurance | Client location: United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	480.2	444.7	279.8
Global Reinsurance | Client location: Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	245.3	246.1	234.1
Global Reinsurance | Client location: Canada, the Caribbean, Bermuda and Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	90.0	91.1	101.7
Global Reinsurance | Client location: Asia and Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	172.4	152.7	133.6
Global Reinsurance | Underwriting location: United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	33.4	33.5	53.4
Global Reinsurance | Underwriting location: Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	488.4	462.0	386.9
Global Reinsurance | Underwriting location: Canada, the Caribbean, Bermuda and Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	413.8	389.1	269.1
Global Reinsurance | Underwriting location: Asia and Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	52.3	50.0	39.8
Global A&H
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	458.1	379.8	341.5
Global A&H | Client location: United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	386.2	307.7	284.5
Global A&H | Client location: Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	23.5	30.4	28.2
Global A&H | Client location: Canada, the Caribbean, Bermuda and Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	12.4	12.5	9.5
Global A&H | Client location: Asia and Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	36.0	29.2	19.3
Global A&H | Underwriting location: United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	170.3	109.5	98.2
Global A&H | Underwriting location: Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	249.9	224.9	196.4
Global A&H | Underwriting location: Canada, the Caribbean, Bermuda and Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	37.1	44.7	46.4
Global A&H | Underwriting location: Asia and Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.8	0.7	0.5
U.S. Specialty
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	54.1	13.1	0.0
U.S. Specialty | Client location: United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	54.1	13.1	0.0
U.S. Specialty | Client location: Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.0	0.0	0.0
U.S. Specialty | Client location: Canada, the Caribbean, Bermuda and Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.0	0.0	0.0
U.S. Specialty | Client location: Asia and Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.0	0.0	0.0
U.S. Specialty | Underwriting location: United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	43.8	7.9	0.0
U.S. Specialty | Underwriting location: Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	10.3	5.2	0.0
U.S. Specialty | Underwriting location: Canada, the Caribbean, Bermuda and Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.0	0.0	0.0
U.S. Specialty | Underwriting location: Asia and Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.0	0.0	0.0
Runoff & Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	2.5	29.6	(0.5)
Runoff & Other | Client location: United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	1.8	29.2	(1.2)
Runoff & Other | Client location: Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.1	0.0	0.0
Runoff & Other | Client location: Canada, the Caribbean, Bermuda and Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.1	0.0	0.2
Runoff & Other | Client location: Asia and Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.5	0.4	0.5
Runoff & Other | Underwriting location: United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	1.8	29.2	(1.1)
Runoff & Other | Underwriting location: Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.2	0.0	0.0
Runoff & Other | Underwriting location: Canada, the Caribbean, Bermuda and Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.0	0.0	0.0
Runoff & Other | Underwriting location: Asia and Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	$ 0.5	$ 0.4	$ 0.6